NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Growth Fund
American Century NVIT Multi Cap Value Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Bond Index Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT Enhanced Income Fund
NVIT Government Bond Fund
NVIT International Equity Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT Money Market Fund
NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Multi Sector Bond Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
NVIT Large Cap Growth Fund
(formerly, Oppenheimer NVIT Large Cap Growth Fund)
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

Supplement dated January 24, 2012
to the Statement of Additional Information dated May 1, 2011

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

I. NVIT Funds

Effective January 23, 2012, the Board of Trustees has approved the appointment of Brian Hirsch as Chief Compliance Officer of Nationwide Variable Insurance Trust, replacing Kevin Grether, interim Chief Compliance Office.  Mr. Hirsch most recently was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., which is a subsidiary of the Western Southern Financial Group in Cincinnati, Ohio.  Mr. Hirsch previously held senior positions with Puglisi & Co., Palisade Capital Management, Blaylock & Partners and Continental Asset Management Corp.  Mr. Hirsch earned a bachelor’s degree in Business Administration from Rutgers University, an M.B.A. from New York University and a law degree from American University.  He also holds FINRA Series 4, 7, 24 and 66 licenses.

II. NVIT Multi-Manager Large Cap Growth Fund

Effective immediately, Michael Harris, CFA, Portfolio Manager at Wells Capital Management, Inc., shall no longer serve as a portfolio manager to the NVIT Multi-Manager Large Cap Growth Fund.  All references to, and information regarding, Mr. Harris in the SAI are deleted.

III. NVIT Multi-Manager Mid Cap Growth Fund and Neuberger Berman NVIT Multi Cap Opportunities Fund

Effective immediately, the following supplements the information in Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund as of December 31, 2011
Neuberger Berman Management LLC
Eli Salzman	Neuberger Berman NVIT Multi Cap Opportunities Fund	None
Wells Capital Management, Inc.
Chris Warner	NVIT Multi-Manager Mid Cap Growth Fund	None

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of December 31, 2011
Neuberger Berman Management LLC
Eli Salzman	Mutual Funds: 3 accounts, $1,991.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 18 accounts, $123.1 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance
Wells Capital Management, Inc.
Chris Warner	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 18 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE